Property and Equipment, Net (Tables)	3 Months Ended
Mar. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Depreciation
Property and equipment, net consisted of the following (in thousands):

	March 31,	December 31,
	2022	2021
Lab equipment	$33,267	$34,091
Office equipment	3,376	3,463
Furniture and fixtures	1,326	1,363
Leasehold improvements	14,500	14,904
Assets under construction	2,632	2,436
Less: accumulated depreciation and impairment	(24,084)	(22,716)
Total property and equipment, net	$31,017	$33,541